Long-Term Debt, Net - Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 13, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings	$ 43,700	$ 0
Long-term borrowings	36,707			$ 1,500
Fair value of derivative financial instruments	484			$ 831
Gains Losses On Change In Fair Value Of Derivatives	$ 1,572	$ 0
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Debt instruments issued			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Line of Credit Facility, Frequency of Payment and Payment Terms	annually
Conversion price | $ / shares			$ 0.004
Proceeds from borrowings	$ 5,000
Long-term borrowings	1,248
Fair value of derivative financial instruments	3,752
Gains Losses On Change In Fair Value Of Derivatives	$ 1,397